UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one:  [ ]is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Husic Capital Management

Address:555 California Street Suite 2900

        San Francisco, CA 94104

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lesley Jones

Title:  Chief Compliance Officer

Phone:  415/398-0800

Signature, Place, and Date of Signing:

/s/Lesley Jones                 San Francisco, CA      04/29/05
     [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total:  393790
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP COM           COM              001547108      872    78886 SH       SOLE                    78886             78886
ALERIS INTERNATIONAL INC.      COM              014477103     7024   281515 SH       SOLE                   281515            281515
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1436    59571 SH       SOLE                    59571             59571
ALPHA NATURAL RESOURCES INC.   COM              02076X102     2313    80674 SH       SOLE                    80674             80674
AMERICAN TOWER CORP            COM              029912201      262    14345 SH       SOLE                    14345             14345
APPLE COMPUTER INC. COM        COM              037833100     8260   198215 SH       SOLE                   198215            198215
ARCH COAL INC                  COM              039380100     4172    96995 SH       SOLE                    96995             96995
ARGONAUT TECHNOLOGIES INC      COM              040175101     2522  2833531 SH       SOLE                  2833531           2833531
ASHLAND INC.                   COM              044204105      550     8147 SH       SOLE                     8147              8147
ATMEL CORP                     COM              049513104     5690  1928676 SH       SOLE                  1928676           1928676
ATWOOD OCEANICS INC.           COM              050095108      925    13903 SH       SOLE                    13903             13903
BOEING CO                      COM              097023105      353     6041 SH       SOLE                     6041              6041
BOYD GAMING CORP               COM              103304101     3614    69301 SH       SOLE                    69301             69301
BUCYRUS INTERNATIONAL INC      COM              118759109    10705   274072 SH       SOLE                   274072            274072
CAMECO CORP                    COM              13321L108     1916    43305 SH       SOLE                    43305             43305
CARRIZO OIL AND GAS INC.       COM              144577103      958    56389 SH       SOLE                    56389             56389
CENTRAL EUROPEAN MEDIA ENTERPR COM              G20045202    12691   256588 SH       SOLE                   256588            256588
CHICAGO BRIDGE AND IRON CO     COM              167250109      401     9102 SH       SOLE                     9102              9102
CKX INC COM                    COM              12562m106     1059    43410 SH       SOLE                    43410             43410
CLEVELAND CLIFFS INC.          COM              185896107     1114    15283 SH       SOLE                    15283             15283
COMPANHIA VALE DO RIO DOCE     COM              204412209      308     9729 SH       SOLE                     9729              9729
CONSOL ENERGY INC.             COM              20854P109    10357   220269 SH       SOLE                   220269            220269
CYPRESS SEMICONDUCTOR CO       COM              232806109      537    42598 SH       SOLE                    42598             42598
EL PASO CORPORATION            COM              28336L109      786    74261 SH       SOLE                    74261             74261
ELECTRO SCIENTIFIC IND COM     COM              285229100     1204    62078 SH       SOLE                    62078             62078
ENSCO INTERNATIONAL            COM              26874Q100     3738    99263 SH       SOLE                    99263             99263
F5 NETWORKS                    COM              315616102      254     5030 SH       SOLE                     5030              5030
FAIRCHILD SEMICONDUCTOR CL A   COM              303726103      263    17138 SH       SOLE                    17138             17138
FREEPORT MCMORAN COPPER GOLD   COM              35671D857     4264   107643 SH       SOLE                   107643            107643
GATEWAY INC                    COM              367626108     7977  1979466 SH       SOLE                  1979466           1979466
GLOBAL SANTA FE CORP           COM              G3930E101      976    26343 SH       SOLE                    26343             26343
GOODYEAR TIRE & RUBBER         COM              382550101     6367   476905 SH       SOLE                   476905            476905
HYDRIL CO COM                  COM              448774109     4490    76867 SH       SOLE                    76867             76867
INCO LTD                       COM              453258402     3971    99770 SH       SOLE                    99770             99770
INTELLISYNC CORP               COM              458176104     2088   570450 SH       SOLE                   570450            570450
INTERLAND INC.                 COM              458727203     3615  1689287 SH       SOLE                  1689287           1689287
INTERMIX MEDIA INC.            COM              45881X106      206    28031 SH       SOLE                    28031             28031
INTERNATIONAL STEEL GROUP INC. COM              460377104      361     9145 SH       SOLE                     9145              9145
JOY GLOBAL INC.                COM              481165108    18069   515387 SH       SOLE                   515387            515387
KOMAG INC.                     COM              500453204      256    11446 SH       SOLE                    11446             11446
LAKES ENTERTAINMENT INC        COM              51206P109     1505    83619 SH       SOLE                    83619             83619
LAM RESEARCH                   COM              512807108     1182    40947 SH       SOLE                    40947             40947
LYONDELL CHEMICAL COMPANY      COM              552078107      286    10244 SH       SOLE                    10244             10244
M SYS FLASH DISK PIONEER ORD   COM              M7061C100     1112    50475 SH       SOLE                    50475             50475
MASSEY ENERGY CO               COM              576206106     9904   247361 SH       SOLE                   247361            247361
MAVERICK OIL & GAS INC.        COM              57774W103      915   378204 SH       SOLE                   378204            378204
MCMORAN EXPLORATION CO         COM              582411104     7367   366504 SH       SOLE                   366504            366504
MERITAGE CORP                  COM              59001A102      728    12353 SH       SOLE                    12353             12353
METAL MANAGEMENT INC.          COM              591097209      714    27799 SH       SOLE                    27799             27799
MFIC CORPORATION               COM              55273R104     2632  1277606 SH       SOLE                  1277606           1277606
MGM MIRAGE                     COM              552953101      939    13256 SH       SOLE                    13256             13256
MONSANTO COMPANY               COM              61166W101      451     6995 SH       SOLE                     6995              6995
MORGAN STANLEY                 COM              617446448      363     6339 SH       SOLE                     6339              6339
NABORS INDUSTRIES LTD          COM              G6359F103      629    10635 SH       SOLE                    10635             10635
NASDAQ STOCK MARKET            COM              631103108     6590   615912 SH       SOLE                   615912            615912
NATCO GROUP                    COM              63227W203      891    81935 SH       SOLE                    81935             81935
NEOWARE SYSTEMS INC.           COM              64065P102      156    14914 SH       SOLE                    14914             14914
NEXTEL PARTNERS INC            COM              65333F107      382    17405 SH       SOLE                    17405             17405
NII HOLDINGS INC               COM              62913F201     5450    94791 SH       SOLE                    94791             94791
OMNICARE INC                   COM              681904108      220     6208 SH       SOLE                     6208              6208
OREGON STL MLS INC COM         COM              686079104     9616   418079 SH       SOLE                   418079            418079
PALOMAR MEDICAL TECHNOLOGIES I COM              697529303      243     9012 SH       SOLE                     9012              9012
PATTERSON-UTI ENERGY INC.      COM              703481101     6870   274593 SH       SOLE                   274593            274593
PEABODY ENERGY CORP            COM              704549104    13702   295558 SH       SOLE                   295558            295558
PENN VIRGINIA CORP             COM              707882106      637    13885 SH       SOLE                    13885             13885
PETROKAZAKHSTAN INC.           COM              71649P102      656    16324 SH       SOLE                    16324             16324
PETROLEUM DEVELOPMENT CORP.    COM              716578109      865    22944 SH       SOLE                    22944             22944
PINNACLE ENTERTAINMENT INC.    COM              723456109     8992   538460 SH       SOLE                   538460            538460
PIONEER COMPANIES INC.         COM              723643300    12010   529091 SH       SOLE                   529091            529091
PIONEER DRILLING CO.           COM              723655106     3332   241974 SH       SOLE                   241974            241974
POTASH CORP SASK INC COM       COM              73755L107      450     5147 SH       SOLE                     5147              5147
PREMCOR INC.                   COM              74045Q104     1988    33319 SH       SOLE                    33319             33319
PROGRESSIVE GAMING INTL CORP   COM              59862K108     1920   152905 SH       SOLE                   152905            152905
RANGE RESOURCES CORP           COM              75281A109     4768   204120 SH       SOLE                   204120            204120
RESOURCES AMERICA INC.         COM              761195205      428    12224 SH       SOLE                    12224             12224
ROCKWELL INTL CORP             COM              773903109     2616    46188 SH       SOLE                    46188             46188
SEARS HOLDINGS CORP            COM              812350106     5640    42351 SH       SOLE                    42351             42351
STATION CASINOS INC COM        COM              857689103     2738    40531 SH       SOLE                    40531             40531
SUNCOR ENERGY INC.             COM              867229106     5317   132220 SH       SOLE                   132220            132220
SUNOCO INC.                    COM              86764P109     7569    73117 SH       SOLE                    73117             73117
SYNTROLEUM CORP                COM              871630109     6139   501560 SH       SOLE                   501560            501560
TESORO CORP COM                COM              881609101      342     9235 SH       SOLE                     9235              9235
TEXAS INSTRS INC               COM              882508104      508    19946 SH       SOLE                    19946             19946
TIME WARNER INC                COM              887317105     1151    65589 SH       SOLE                    65589             65589
TODCO                          COM              88889T107    16441   636264 SH       SOLE                   636264            636264
TOLL BROTHERS INC              COM              889478103      406     5150 SH       SOLE                     5150              5150
TRANSOCEAN OFFSHORE COM        COM              G90078109     5250   102028 SH       SOLE                   102028            102028
UCBH HOLDINGS INC.             COM              90262T308     2189    54861 SH       SOLE                    54861             54861
ULTRA PETROLEUM CORP           COM              903914109     8499   167296 SH       SOLE                   167296            167296
ULTRATECH INC.                 COM              904034105    18224  1248253 SH       SOLE                  1248253           1248253
UNITED AUTO GROUP              COM              909440109      395    14186 SH       SOLE                    14186             14186
UNITED STATES STEEL CORP       COM              912909108      430     8460 SH       SOLE                     8460              8460
VALERO ENERGY CORP             COM              91913y100     6924    94500 SH       SOLE                    94500             94500
VENTANA MEDICAL SYSTEMS INC.   COM              92276H106      226     6024 SH       SOLE                     6024              6024
VERISIGN INC                   COM              92343e102     2263    78845 SH       SOLE                    78845             78845
VINTAGE PETE INC COM           COM              927460105     6064   192765 SH       SOLE                   192765            192765
WALTER INDUSTRIES INC.         COM              93317Q105    19737   463851 SH       SOLE                   463851            463851
WESTERN DIGITAL                COM              958102105      277    21687 SH       SOLE                    21687             21687
WINDSORTECH INC.               COM              97380P100     1600   592468 SH       SOLE                   592468            592468
WPT ENTERPRISES INC.           COM              98211W108     2931   156762 SH       SOLE                   156762            156762
WYNN RESORTS LTD               COM              983134107    15954   235522 SH       SOLE                   235522            235522
XM SATELLITE RADIO HLD CL A    COM              983759101      466    14742 SH       SOLE                    14742             14742
YP CORP                        COM              987824109     4759  5598370 SH       SOLE                  5598370           5598370
NETEASE.COM INC. ADR                            64110W102      378     7850 SH       SOLE                     7850              7850
SASOL LTD                                       803866300      522    21883 SH       SOLE                    21883             21883
STOLT OFFSHORE SA                               861567105     2019   256234 SH       SOLE                   256234            256234